Quarterly Holdings Report
for
Fidelity® SAI Inflation-Protected Bond Index Fund
September 30, 2025

Offered exclusively to certain clients of the Adviser, or its affiliates, including Strategic Advisers LLC (Strategic Advisers) - not available for sale to the general public. Fidelity® SAI is a product name of Fidelity® funds dedicated to certain programs affiliated with Strategic Advisers.
SPB-NPRT3-1125
1.9916287.101
U.S. Treasury Obligations - 99.6%
	Yield (%) (a)	Principal Amount (b)	Value ($)
US Treasury Bonds Inflation-Indexed 0.125% 2/15/2051	1.87 to 2.44	152,995,720	84,959,710
US Treasury Bonds Inflation-Indexed 0.125% 2/15/2052	1.94 to 2.65	184,496,476	100,103,282
US Treasury Bonds Inflation-Indexed 0.25% 2/15/2050	1.97 to 2.67	84,774,561	50,205,391
US Treasury Bonds Inflation-Indexed 0.625% 2/15/2043	1.82 to 2.51	210,778,629	160,241,431
US Treasury Bonds Inflation-Indexed 0.75% 2/15/2042	1.87 to 2.46	206,796,905	164,144,646
US Treasury Bonds Inflation-Indexed 0.75% 2/15/2045	1.92 to 2.57	217,830,653	162,588,456
US Treasury Bonds Inflation-Indexed 0.875% 2/15/2047	1.91 to 2.55	137,848,234	101,895,376
US Treasury Bonds Inflation-Indexed 1% 2/15/2046	1.94 to 2.62	100,016,791	77,198,077
US Treasury Bonds Inflation-Indexed 1% 2/15/2048	1.84 to 2.65	221,397,690	166,067,296
US Treasury Bonds Inflation-Indexed 1% 2/15/2049	1.90 to 2.63	152,490,630	112,629,656
US Treasury Bonds Inflation-Indexed 1.375% 2/15/2044	1.90 to 2.59	168,397,362	144,135,215
US Treasury Bonds Inflation-Indexed 1.5% 2/15/2053	1.83 to 2.68	167,047,960	133,830,807
US Treasury Bonds Inflation-Indexed 1.75% 1/15/2028	0.97 to 1.95	147,083,881	149,535,314
US Treasury Bonds Inflation-Indexed 2.125% 2/15/2040	1.79 to 2.25	84,283,830	85,000,953
US Treasury Bonds Inflation-Indexed 2.125% 2/15/2041	1.76 to 2.40	119,003,292	118,991,212
US Treasury Bonds Inflation-Indexed 2.125% 2/15/2054	1.90 to 2.63	127,381,968	117,704,219
US Treasury Bonds Inflation-Indexed 2.375% 1/15/2027	1.26 to 1.94	149,649,311	152,339,746
US Treasury Bonds Inflation-Indexed 2.375% 2/15/2055	2.19 to 2.64	202,940,969	198,324,240
US Treasury Bonds Inflation-Indexed 2.5% 1/15/2029	1.41 to 1.68	210,875,494	220,399,166
US Treasury Bonds Inflation-Indexed 3.375% 4/15/2032	1.50 to 2.09	80,315,249	89,926,778
US Treasury Bonds Inflation-Indexed 3.625% 4/15/2028	1.08 to 1.98	161,110,830	171,447,400
US Treasury Bonds Inflation-Indexed 3.875% 4/15/2029	1.22 to 2.08	164,757,665	180,176,847
US Treasury Notes Inflation-Indexed 0.125% 1/15/2030	1.21 to 2.10	371,488,416	354,761,995
US Treasury Notes Inflation-Indexed 0.125% 1/15/2031	1.48 to 1.99	392,464,517	368,631,985
US Treasury Notes Inflation-Indexed 0.125% 1/15/2032	1.46 to 1.99	481,225,425	443,235,231
US Treasury Notes Inflation-Indexed 0.125% 10/15/2026	0.74 to 1.84	406,707,904	404,477,421
US Treasury Notes Inflation-Indexed 0.125% 4/15/2027	1.08 to 1.92	446,205,457	440,100,070
US Treasury Notes Inflation-Indexed 0.125% 7/15/2030	1.36 to 2.00	465,256,939	442,481,909
US Treasury Notes Inflation-Indexed 0.125% 7/15/2031	1.32 to 1.93	440,902,398	411,861,694
US Treasury Notes Inflation-Indexed 0.25% 7/15/2029	1.24 to 1.78	299,061,350	290,187,802
US Treasury Notes Inflation-Indexed 0.375% 1/15/2027	1.27 to 1.94	363,160,067	360,393,570
US Treasury Notes Inflation-Indexed 0.375% 7/15/2027	1.41 to 1.66	314,622,396	312,528,635
US Treasury Notes Inflation-Indexed 0.5% 1/15/2028	0.88 to 1.89	440,983,738	435,937,747
US Treasury Notes Inflation-Indexed 0.625% 7/15/2032	1.42 to 2.16	475,009,830	449,724,456
US Treasury Notes Inflation-Indexed 0.75% 7/15/2028	1.27 to 1.69	304,898,198	303,534,470
US Treasury Notes Inflation-Indexed 0.875% 1/15/2029	1.33 to 1.84	291,019,901	288,858,981
US Treasury Notes Inflation-Indexed 1.125% 1/15/2033	1.52 to 1.94	491,419,051	476,429,325
US Treasury Notes Inflation-Indexed 1.25% 4/15/2028	1.10 to 1.93	412,905,602	414,539,649
US Treasury Notes Inflation-Indexed 1.375% 7/15/2033	1.49 to 2.07	483,328,640	476,043,137
US Treasury Notes Inflation-Indexed 1.625% 10/15/2027	0.72 to 1.93	415,546,232	422,272,395
US Treasury Notes Inflation-Indexed 1.625% 10/15/2029	1.03 to 1.84	446,053,208	454,987,057
US Treasury Notes Inflation-Indexed 1.625% 4/15/2030	1.18 to 1.63	438,178,980	445,013,590
US Treasury Notes Inflation-Indexed 1.75% 1/15/2034	1.57 to 2.34	493,148,971	495,628,720
US Treasury Notes Inflation-Indexed 1.875% 7/15/2034	1.53 to 2.23	528,329,573	536,192,342
US Treasury Notes Inflation-Indexed 1.875% 7/15/2035	1.78 to 1.97	382,205,993	385,401,512
US Treasury Notes Inflation-Indexed 2.125% 1/15/2035	1.76 to 2.14	555,631,792	572,160,442
US Treasury Notes Inflation-Indexed 2.125% 4/15/2029	1.45 to 1.80	481,831,052	497,441,955
US Treasury Notes Inflation-Indexed 2.375% 10/15/2028	1.26 to 1.76	356,258,886	371,136,735
TOTAL U.S. TREASURY OBLIGATIONS (Cost $13,663,694,317)			13,795,808,043

Money Market Funds - 0.2%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (c) (Cost $29,590,901)	4.21	29,584,984	29,590,901

TOTAL INVESTMENT IN SECURITIES - 99.8% (Cost $13,693,285,218)	13,825,398,944
NET OTHER ASSETS (LIABILITIES) - 0.2%	31,565,140
NET ASSETS - 100.0%	13,856,964,084

Legend

(a)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(b)	Amount is stated in United States dollars unless otherwise noted.
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	39,859,125	1,028,526,989	1,038,794,047	1,185,039	(1,166)	-	29,590,901	29,584,984	0.1%
Total	39,859,125	1,028,526,989	1,038,794,047	1,185,039	(1,166)	-	29,590,901

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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